Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Buffalo Funds
Entity Central Index Key	0001135300
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Investor Class
Trading Symbol	BUFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Health Care and Consumer Discretionary investments. Within Consumer Discretionary, the Fund was underweight Tesla, which was a significant gainer for the Index. Within Health Care, the Fund’s investments in Abbott Laboratories, UnitedHealth Group, Boston Scientific, and others declined in value over the 12-month period, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc.
↑	Broadcom, Inc.
↑	GE Vernova, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Intuit, Inc.
↓	Arthur J. Gallagher & Co.
↓	ServiceNow, Inc.
↓	Zscaler, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Blue Chip Growth Fund Investor Class	17.00	11.11	14.78
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Growth Index	18.81	12.76	16.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 159,055,130
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 1,208,057
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$159,055,130
Number of Holdings	88
Net Advisory Fee	$1,208,057
Portfolio Turnover Rate	52%
Weighted Average Market Capitalization	$1,789.18B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Apple, Inc.	9.0%
Microsoft Corp.	7.9%
Alphabet, Inc.	6.3%
Fidelity Money Market Government Portfolio	5.4%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc.	3.2%
Eli Lilly & Co.	2.4%
Mastercard, Inc.	1.6%
Sector Breakdown (%)†
[1]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Health Care and Consumer Discretionary investments. Within Consumer Discretionary, the Fund was underweight Tesla, which was a significant gainer for the Index. Within Health Care, the Fund’s investments in Abbott Laboratories, UnitedHealth Group, Boston Scientific, and others declined in value over the 12-month period, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc.
↑	Broadcom, Inc.
↑	GE Vernova, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Intuit, Inc.
↓	Arthur J. Gallagher & Co.
↓	ServiceNow, Inc.
↓	Zscaler, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Blue Chip Growth Fund Institutional Class	17.15	11.26	14.18
Russell 3000 Index	18.09	10.87	13.56
Russell 1000 Growth Index	18.81	12.76	16.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 159,055,130
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 1,208,057
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$159,055,130
Number of Holdings	88
Net Advisory Fee	$1,208,057
Portfolio Turnover Rate	52%
Weighted Average Market Capitalization	$1,789.18B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	12.7%
Apple, Inc.	9.0%
Microsoft Corp.	7.9%
Alphabet, Inc.	6.3%
Fidelity Money Market Government Portfolio	5.4%
Amazon.com, Inc.	5.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc.	3.2%
Eli Lilly & Co.	2.4%
Mastercard, Inc.	1.6%
Sector Breakdown (%)†
[2]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Investor Class
Trading Symbol	BUFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.48%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Quality, as a performance factor, continued to struggle during the review period. Leading contributors to the Index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors.  The Fund’s underweight to these companies led to much of the  underperformance compared to the Index.
The Fund’s investments within the Industrials sector were the largest contributors to positive absolute performance throughout the year with meaningful impact from Willdan Group, Sterling Infrastructure, and Kratos Defense & Security Solutions. However, performance compared to the Index lagged predominantly due to weak stock selection with the Fund’s Health Care holdings, which detracted from absolute and relative results during the period.

Top Contributors
↑	Applied Optoelectronics, Inc.
↑	Willdan Group, Inc.
↑	Sterling Infrastructure, Inc.
↑	nLIGHT, Inc.
↑	Kratos Defense & Security Solutions, Inc.

Top Detractors
↓	Compass Diversified Holdings
↓	Vertex, Inc.
↓	Grid Dynamics Holdings, Inc.
↓	HealthStream, Inc.
↓	Phreesia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Early Stage Growth Fund Investor Class	8.60	-4.33	9.12
Russell 3000 Index	18.09	10.87	13.72
Russell 2000 Growth Index	23.58	1.62	9.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 61,185,554
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 856,925
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$61,185,554
Number of Holdings	73
Net Advisory Fee	$856,925
Portfolio Turnover Rate	48%
Weighted Average Market Capitalization	$1.99B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
OneSpaWorld Holdings Ltd.	2.7%
WisdomTree, Inc.	2.6%
Guardian Pharmacy Services, Inc.	2.6%
LeMaitre Vascular, Inc.	2.3%
Cardinal Infrastructure Group, Inc.	2.2%
Transcat, Inc.	2.2%
Patrick Industries, Inc.	2.0%
Champion Homes, Inc.	2.0%
TAT Technologies Ltd.	2.0%
American Superconductor Corp.	1.9%
Sector Breakdown (%)†
[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective May 5, 2025, Mr. Tim Miller was named portfolio manager of the Fund. Concurrently, Messrs. Craig Richard and Doug Cartwright ceased serving as co-portfolio managers of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Quality, as a performance factor, continued to struggle during the review period. Leading contributors to the Index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors.  The Fund’s underweight to these companies led to much of the  underperformance compared to the Index.
The Fund’s investments within the Industrials sector were the largest contributors to positive absolute performance throughout the year with meaningful impact from Willdan Group, Sterling Infrastructure, and Kratos Defense & Security Solutions. However, performance compared to the Index lagged predominantly due to weak stock selection with the Fund’s Health Care holdings, which detracted from absolute and relative results during the period.

Top Contributors
↑	Applied Optoelectronics, Inc.
↑	Willdan Group, Inc.
↑	Sterling Infrastructure, Inc.
↑	nLIGHT, Inc.
↑	Kratos Defense & Security Solutions, Inc.

Top Detractors
↓	Compass Diversified Holdings
↓	Vertex, Inc.
↓	Grid Dynamics Holdings, Inc.
↓	HealthStream, Inc.
↓	Phreesia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Early Stage Growth Fund Institutional Class	8.73	-4.23	4.78
Russell 3000 Index	18.09	10.87	13.56
Russell 2000 Growth Index	23.58	1.62	7.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 61,185,554
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 856,925
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$61,185,554
Number of Holdings	73
Net Advisory Fee	$856,925
Portfolio Turnover Rate	48%
Weighted Average Market Capitalization	$1.99B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
OneSpaWorld Holdings Ltd.	2.7%
WisdomTree, Inc.	2.6%
Guardian Pharmacy Services, Inc.	2.6%
LeMaitre Vascular, Inc.	2.3%
Cardinal Infrastructure Group, Inc.	2.2%
Transcat, Inc.	2.2%
Patrick Industries, Inc.	2.0%
Champion Homes, Inc.	2.0%
TAT Technologies Ltd.	2.0%
American Superconductor Corp.	1.9%
Sector Breakdown (%)†
[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective May 5, 2025, Mr. Tim Miller was named portfolio manager of the Fund. Concurrently, Messrs. Craig Richard and Doug Cartwright ceased serving as co-portfolio managers of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Investor Class
Trading Symbol	BUFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Energy sector were the largest contributors to positive absolute performance throughout the fiscal year with meaningful impact from specific energy companies like Chevron, Exxon Mobil, and  APA Corporation, among others. However, performance compared to the Index lagged largely due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Chevron Corporation
↑	Exxon Mobil Corporation
↑	APA Corporation
↑	Johnson & Johnson
↑	Eli Lilly and Company

Top Detractors
↓	Arthur J. Gallagher & Co.
↓	General Mills, Inc.
↓	Kimberly-Clark Corporation
↓	Clorox Company
↓	Abbott Laboratories

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Flexible Allocation Fund Investor Class	13.15	11.76	9.77
Russell 3000 Index	18.09	10.87	13.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 463,995,476
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 3,836,214
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$463,995,476
Number of Holdings	43
Net Advisory Fee	$3,836,214
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$448.44B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Chevron Corp.	9.6%
Microsoft Corp.	7.2%
Exxon Mobil Corp.	5.7%
Eli Lilly & Co.	5.2%
Costco Wholesale Corp.	4.3%
ConocoPhillips	4.3%
Kinder Morgan, Inc.	4.0%
International Business Machines Corp.	3.7%
Johnson & Johnson	3.6%
Allstate Corp.	3.6%
Sector Breakdown (%)†
[5]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Institutional Class
Trading Symbol	BUIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Energy sector were the largest contributors to positive absolute performance throughout the fiscal year with meaningful impact from specific energy companies like Chevron, Exxon Mobil, and  APA Corporation, among others. However, performance compared to the Index lagged largely due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Chevron Corporation
↑	Exxon Mobil Corporation
↑	APA Corporation
↑	Johnson & Johnson
↑	Eli Lilly and Company

Top Detractors
↓	Arthur J. Gallagher & Co.
↓	General Mills, Inc.
↓	Kimberly-Clark Corporation
↓	Clorox Company
↓	Abbott Laboratories

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Flexible Allocation Fund Institutional Class	13.30	11.91	10.62
Russell 3000 Index	18.09	10.87	13.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 463,995,476
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 3,836,214
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$463,995,476
Number of Holdings	43
Net Advisory Fee	$3,836,214
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$448.44B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Chevron Corp.	9.6%
Microsoft Corp.	7.2%
Exxon Mobil Corp.	5.7%
Eli Lilly & Co.	5.2%
Costco Wholesale Corp.	4.3%
ConocoPhillips	4.3%
Kinder Morgan, Inc.	4.0%
International Business Machines Corp.	3.7%
Johnson & Johnson	3.6%
Allstate Corp.	3.6%
Sector Breakdown (%)†
[6]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Investor Class
Trading Symbol	BUFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Information Technology, Industrials, and Health Care investments. In Information Technology, the Fund had a positive absolute return, but was underweight Broadcom, which was a significant gainer for the Index. Within Industrials, the Fund’s investments in TransUnion, Copart, and Verisk Analytics declined in value over the 12-month period. Within Health Care, the Fund’s investments in UnitedHealth Group and others also experienced share price declines, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc. Class A
↑	Alphabet, Inc. Class C
↑	Broadcom, Inc.
↑	Microsoft Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Gartner, Inc.
↓	CoStar Group, Inc.
↓	Shift4 Payments, Inc.
↓	Copart, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth Fund Investor Class	9.21	8.11	12.51
Russell 3000 Index	18.09	10.87	13.72
Russell 3000 Growth Index	18.75	12.05	16.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 161,245,953
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 1,358,206
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$161,245,953
Number of Holdings	39
Net Advisory Fee	$1,358,206
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$1,900.11B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	13.5%
Microsoft Corp.	10.2%
Alphabet, Inc.	10.2%
Amazon.com, Inc.	9.4%
Apple, Inc.	9.1%
Meta Platforms, Inc.	5.6%
Broadcom, Inc.	3.8%
Visa, Inc.	2.8%
Mastercard, Inc.	2.6%
Uber Technologies, Inc.	1.8%
Sector Breakdown (%)†
[7]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Doug Cartwright replaced Mr. Dave Carlsen as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Cartwright no longer serves in that role. Mr. Josh West continues to serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Institutional Class
Trading Symbol	BIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments in Information Technology and Communication Services contributed to positive absolute performance during the period. Shares of  NVIDIA, Alphabet, and Broadcom moved sharply higher, propelling the Fund’s performance over the 12-month period. However, performance compared to the Index lagged slightly due to weaker stock selection among the Fund’s Information Technology, Industrials, and Health Care investments. In Information Technology, the Fund had a positive absolute return, but was underweight Broadcom, which was a significant gainer for the Index. Within Industrials, the Fund’s investments in TransUnion, Copart, and Verisk Analytics declined in value over the 12-month period. Within Health Care, the Fund’s investments in UnitedHealth Group and others also experienced share price declines, negatively impacting relative performance compared to the Index.

Top Contributors
↑	NVIDIA Corporation
↑	Alphabet, Inc. Class A
↑	Alphabet, Inc. Class C
↑	Broadcom, Inc.
↑	Microsoft Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Gartner, Inc.
↓	CoStar Group, Inc.
↓	Shift4 Payments, Inc.
↓	Copart, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth Fund Institutional Class	9.32	8.23	11.15
Russell 3000 Index	18.09	10.87	13.56
Russell 3000 Growth Index	18.75	12.05	16.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 161,245,953
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 1,358,206
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$161,245,953
Number of Holdings	39
Net Advisory Fee	$1,358,206
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$1,900.11B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	13.5%
Microsoft Corp.	10.2%
Alphabet, Inc.	10.2%
Amazon.com, Inc.	9.4%
Apple, Inc.	9.1%
Meta Platforms, Inc.	5.6%
Broadcom, Inc.	3.8%
Visa, Inc.	2.8%
Mastercard, Inc.	2.6%
Uber Technologies, Inc.	1.8%
Sector Breakdown (%)†
[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Doug Cartwright replaced Mr. Dave Carlsen as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Cartwright no longer serves in that role. Mr. Josh West continues to serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Investor Class
Trading Symbol	BUFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Information Technology, Communication Services, and Energy sectors were the largest contributors to positive absolute performance throughout the fiscal year. The Fund had a meaningful positive impact from companies like Apple,  NVIDIA, Marathon Petroleum, Valero Energy, and Alphabet. However, performance compared to the Index lagged due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Lumentum Holdings, Inc. 0.5% 15-Dec-2026
↑	Alphabet, Inc. Class C
↑	Alphabet, Inc. Class A
↑	Parker-Hannifin Corporation
↑	Marathon Petroleum Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Primo Brands Corporation
↓	Burford Capital Limited
↓	Arthur J. Gallagher & Co.
↓	Compass Diversified Holdings

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth & Income Fund Investor Class	9.54	10.16	12.22
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Index	17.74	11.34	13.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 166,751,114
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 1,301,809
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$166,751,114
Number of Holdings	86
Net Advisory Fee	$1,301,809
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$698.81B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	4.7%
Meta Platforms, Inc.	4.6%
Alphabet, Inc.	4.4%
Microsoft Corp.	4.1%
Royal Caribbean Cruises Ltd.	2.8%
Lumentum Holdings, Inc.	2.8%
Viper Energy, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
Visa, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
Sector Breakdown (%)†
[9]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Institutional Class
Trading Symbol	BUIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. equity markets advanced meaningfully for the 12-month period, fueled by robust corporate earnings, U.S. Gross Domestic Product (GDP) growth, and a resilient labor market. Megacap technology companies continued to dominate the headlines and led the market rally.
The Fund’s investments within the Information Technology, Communication Services, and Energy sectors were the largest contributors to positive absolute performance throughout the fiscal year. The Fund had a meaningful positive impact from companies like Apple,  NVIDIA, Marathon Petroleum, Valero Energy, and Alphabet. However, performance compared to the Index lagged due to structural portfolio construction differences. The Fund has dividend income characteristics which impacted relative performance compared to the Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Lumentum Holdings, Inc. 0.5% 15-Dec-2026
↑	Alphabet, Inc. Class C
↑	Alphabet, Inc. Class A
↑	Parker-Hannifin Corporation
↑	Marathon Petroleum Corporation

Top Detractors
↓	UnitedHealth Group, Inc.
↓	Primo Brands Corporation
↓	Burford Capital Limited
↓	Arthur J. Gallagher & Co.
↓	Compass Diversified Holdings

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth & Income Fund Institutional Class	9.68	10.32	12.49
Russell 3000 Index	18.09	10.87	13.56
Russell 1000 Index	17.74	11.34	13.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 166,751,114
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 1,301,809
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$166,751,114
Number of Holdings	86
Net Advisory Fee	$1,301,809
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$698.81B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Apple, Inc.	4.7%
Meta Platforms, Inc.	4.6%
Alphabet, Inc.	4.4%
Microsoft Corp.	4.1%
Royal Caribbean Cruises Ltd.	2.8%
Lumentum Holdings, Inc.	2.8%
Viper Energy, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
Visa, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
Sector Breakdown (%)†
[10]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Investor Class
Trading Symbol	BUFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, delivered a positive total return for the 12-month period. Positive macroeconomic data, cooling inflation pressure throughout much of the period, and interest rate cuts from the Federal Reserve supported gains for high yield bonds throughout the 12-month period. However, during the first quarter of 2026, the final quarter of the 12-month period, the conflict in the Middle East caused crude oil prices to spike, pushed interest rates higher, and generated large retail outflows in the high yield space, which muted gains for high yield bonds during the 12-month period.

Top Contributors
↑	Saturn Oil & Gas, Inc. 9.625% 15-Jun-2029
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Verde Purchaser LLC Term Loan 30-Nov-2030
↑	Viking Baked Goods Acquisition Corporation 8.625% 01-Nov-2031

Top Detractors
↓	OT Midco, Inc. 10.0% 15-Feb-2030
↓	First Brands Group LLC Term Loan 30-Mar-2027
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Stride, Inc. 1.125% 01-Sep-2027
↓	Townsquare Media, Inc. Term Loan 19-Feb-2030

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo High Yield Fund Investor Class	4.55	4.75	5.64
Bloomberg U.S. Universal Bond Index	4.64	0.65	2.11
ICE BofA U.S. High Yield Index	6.98	4.25	6.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 661,053,833
Holdings Count | $ / shares	170
Advisory Fees Paid, Amount	$ 5,810,056
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$661,053,833
Number of Holdings	170
Net Advisory Fee	$5,810,056
Portfolio Turnover Rate	39%
Average Duration	2.04 years
Average Maturity	4.46 years
30-Day SEC Yield	6.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026) Asset Allocation (%) Sector Breakdown (%)† Credit Quality Breakdown (%)‡	[11],[12]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Institutional Class
Trading Symbol	BUIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, delivered a positive total return for the 12-month period. Positive macroeconomic data, cooling inflation pressure throughout much of the period, and interest rate cuts from the Federal Reserve supported gains for high yield bonds throughout the 12-month period. However, during the first quarter of 2026, the final quarter of the 12-month period, the conflict in the Middle East caused crude oil prices to spike, pushed interest rates higher, and generated large retail outflows in the high yield space, which muted gains for high yield bonds during the 12-month period.

Top Contributors
↑	Saturn Oil & Gas, Inc. 9.625% 15-Jun-2029
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Verde Purchaser LLC Term Loan 30-Nov-2030
↑	Viking Baked Goods Acquisition Corporation 8.625% 01-Nov-2031

Top Detractors
↓	OT Midco, Inc. 10.0% 15-Feb-2030
↓	First Brands Group LLC Term Loan 30-Mar-2027
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Stride, Inc. 1.125% 01-Sep-2027
↓	Townsquare Media, Inc. Term Loan 19-Feb-2030

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo High Yield Fund Institutional Class	4.70	4.90	5.90
Bloomberg U.S. Universal Bond Index	4.64	0.65	1.50
ICE BofA U.S. High Yield Index	6.98	4.25	4.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 661,053,833
Holdings Count | $ / shares	170
Advisory Fees Paid, Amount	$ 5,810,056
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$661,053,833
Number of Holdings	170
Net Advisory Fee	$5,810,056
Portfolio Turnover Rate	39%
Average Duration	2.04 years
Average Maturity	4.46 years
30-Day SEC Yield	6.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026) Asset Allocation (%) Sector Breakdown (%)† Credit Quality Breakdown (%)‡	[13],[14]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Investor Class
Trading Symbol	BUFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the FTSE All-World ex US Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s investments within the Information Technology and Industrials sectors were the largest contributors to positive absolute performance throughout the year. Semiconductor companies SK hynix, Taiwan Semiconductor, and ASML were standout performers. Shares of Disco Corporation within Industrials also advanced sharply throughout the year. However, performance compared to the Index lagged due to weak stock selection in other areas of the portfolio, such as Financials. Shares of insurer Aon declined during period as did London Stock Exchange Group in Capital Markets. The Fund was also significantly underweight Banks compared to the Index which was a headwind to relative performance as that group rallied significantly across the 12-month period. By and large, the Fund’s growth profile detracted from relative results. Cyclical sectors of the Index advanced including Energy and Financials where the Fund is traditionally underweight.

Top Contributors
↑	SK hynix, Inc.
↑	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR
↑	ASML Holding NV Sponsored ADR
↑	Samsung Electronics Co. Ltd.
↑	Disco Corporation

Top Detractors
↓	SAP SE Sponsored ADR
↓	Constellation Software, Inc.
↓	BayCurrent, Inc.
↓	Novo Nordisk A/S Sponsored ADR
↓	Adyen NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo International Fund Investor Class	9.21	3.80	8.55
FTSE Global All Cap ex US Index	25.86	7.45	8.85
FTSE All-World ex US Index	25.56	7.63	8.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 797,692,203
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 7,653,958
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$797,692,203
Number of Holdings	75
Net Advisory Fee	$7,653,958
Portfolio Turnover Rate	16%
Weighted Average Market Capitalization	$211.87B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
SK hynix, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Fidelity Money Market Government Portfolio	3.7%
Samsung Electronics Co. Ltd.	3.2%
Schneider Electric SE	3.0%
ASML Holding NV - NY Shares	2.9%
AstraZeneca PLC	2.8%
Lonza Group AG	2.6%
MercadoLibre, Inc.	2.4%
Siemens AG	2.3%
Sector Breakdown (%)†
Geographic Breakdown (%)
[15]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Institutional Class
Trading Symbol	BUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the FTSE All-World ex US Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s investments within the Information Technology and Industrials sectors were the largest contributors to positive absolute performance throughout the year. Semiconductor companies SK hynix, Taiwan Semiconductor, and ASML were standout performers. Shares of Disco Corporation within Industrials also advanced sharply throughout the year. However, performance compared to the Index lagged due to weak stock selection in other areas of the portfolio, such as Financials. Shares of insurer Aon declined during period as did London Stock Exchange Group in Capital Markets. The Fund was also significantly underweight Banks compared to the Index which was a headwind to relative performance as that group rallied significantly across the 12-month period. By and large, the Fund’s growth profile detracted from relative results. Cyclical sectors of the Index advanced including Energy and Financials where the Fund is traditionally underweight.

Top Contributors
↑	SK hynix, Inc.
↑	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR
↑	ASML Holding NV Sponsored ADR
↑	Samsung Electronics Co. Ltd.
↑	Disco Corporation

Top Detractors
↓	SAP SE Sponsored ADR
↓	Constellation Software, Inc.
↓	BayCurrent, Inc.
↓	Novo Nordisk A/S Sponsored ADR
↓	Adyen NV

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo International Fund Institutional Class	9.34	3.95	7.10
FTSE Global All Cap ex US Index	25.86	7.45	8.87
FTSE All-World ex US Index	25.56	7.63	8.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 797,692,203
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 7,653,958
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$797,692,203
Number of Holdings	75
Net Advisory Fee	$7,653,958
Portfolio Turnover Rate	16%
Weighted Average Market Capitalization	$211.87B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
SK hynix, Inc.	5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Fidelity Money Market Government Portfolio	3.7%
Samsung Electronics Co. Ltd.	3.2%
Schneider Electric SE	3.0%
ASML Holding NV - NY Shares	2.9%
AstraZeneca PLC	2.8%
Lonza Group AG	2.6%
MercadoLibre, Inc.	2.4%
Siemens AG	2.3%
Sector Breakdown (%)†
Geographic Breakdown (%)
[16]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Investor Class
Trading Symbol	BUFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.01%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Results within the mid cap growth market for the 12-month period were defined by three dominant narratives: a sharp upward revision in AI infrastructure capital spending, a wave of indiscriminate selling in software and data-oriented business models on fears of AI disruption, and the conflict with Iran in the Middle East late in the fiscal year, which sent oil prices sharply higher and drove a rotation into Energy.
The Fund’s performance compared to the  Index lagged due to weak stock selection in Information Technology, Industrials, and Health Care, where fears of AI disruption drove a broad sell-off in software, data processing, risk decisioning systems, drug development, clinical research organizations, and drug trial processes throughout the fiscal year. The Fund’s exposure to companies tied to the physical buildout of AI infrastructure—power, cooling, data center construction, and semiconductors—only partially offset these headwinds, which led to relative underperformance compared to the Index.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Amphenol Corporation
↑	e.l.f. Beauty, Inc.
↑	Vistra Corporation

Top Detractors
↓	Gartner, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Copart, Inc.
↓	Roblox Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Discovery Fund Investor Class	-6.79	-2.25	7.34
Russell 3000 Index	18.09	10.87	13.72
Russell Midcap Growth Index	9.56	5.37	11.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 332,327,820
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 4,282,014
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$332,327,820
Number of Holdings	73
Net Advisory Fee	$4,282,014
Portfolio Turnover Rate	74%
Weighted Average Market Capitalization	$39.15B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Hilton Worldwide Holdings, Inc.	3.5%
Verisk Analytics, Inc.	3.3%
Vertiv Holdings Co.	3.3%
MSCI, Inc.	3.1%
Veeva Systems, Inc.	2.3%
Cencora, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
AMETEK, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Sector Breakdown (%)†
[17]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Josh West no longer serves as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Doug Cartwright no longer serves as a co-portfolio manager of the Fund. Mr. Dave Carlsen continues to serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Institutional Class
Trading Symbol	BUITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.86%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Results within the mid cap growth market for the 12-month period were defined by three dominant narratives: a sharp upward revision in AI infrastructure capital spending, a wave of indiscriminate selling in software and data-oriented business models on fears of AI disruption, and the conflict with Iran in the Middle East late in the fiscal year, which sent oil prices sharply higher and drove a rotation into Energy.
The Fund’s performance compared to the  Index lagged due to weak stock selection in Information Technology, Industrials, and Health Care, where fears of AI disruption drove a broad sell-off in software, data processing, risk decisioning systems, drug development, clinical research organizations, and drug trial processes throughout the fiscal year. The Fund’s exposure to companies tied to the physical buildout of AI infrastructure—power, cooling, data center construction, and semiconductors—only partially offset these headwinds, which led to relative underperformance compared to the Index.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Amphenol Corporation
↑	e.l.f. Beauty, Inc.
↑	Vistra Corporation

Top Detractors
↓	Gartner, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Copart, Inc.
↓	Roblox Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Discovery Fund Institutional Class	-6.63	-2.11	3.65
Russell 3000 Index	18.09	10.87	13.56
Russell Midcap Growth Index	9.56	5.37	9.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 332,327,820
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 4,282,014
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$332,327,820
Number of Holdings	73
Net Advisory Fee	$4,282,014
Portfolio Turnover Rate	74%
Weighted Average Market Capitalization	$39.15B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Hilton Worldwide Holdings, Inc.	3.5%
Verisk Analytics, Inc.	3.3%
Vertiv Holdings Co.	3.3%
MSCI, Inc.	3.1%
Veeva Systems, Inc.	2.3%
Cencora, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
AMETEK, Inc.	2.1%
Comfort Systems USA, Inc.	2.0%
Sector Breakdown (%)†
[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Josh West no longer serves as a co-portfolio manager of the Fund. Effective March 9, 2026, Mr. Doug Cartwright no longer serves as a co-portfolio manager of the Fund. Mr. Dave Carlsen continues to serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	1.02%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up expensive and speculative segments of the mid cap market for much of the past year. Momentum and low quality (e.g., high debt, lower profitability, and volatile earnings) led as investment factors and the Fund’s quality bias and valuation sensitivity remained out of favor overall. Performance compared to the Index was weak within Information Technology and Industrials. Larger investments within Industrials, specifically Copart and Verisk, declined in value as did shares of Gartner and Varonis Systems among the Fund’s Information Technology investments. The portfolio’s exposure to asset-light, data, software or services business models were a drag on performance as the market deemed these business models to be under threat from AI. The Energy sector was an added headwind to relative performance during the end of the 12-month period as the geopolitical conflict in the Middle East caused a significant oil shock and a sharp rally among energy stocks, to which the Fund had no exposure.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	e.l.f. Beauty, Inc.
↑	ON Semiconductor Corporation
↑	AMETEK, Inc.

Top Detractors
↓	Gartner, Inc.
↓	Copart, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Kinsale Capital Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Growth Fund Investor Class	-6.59	-0.86	7.75
Russell 3000 Index	18.09	10.87	13.72
Russell Midcap Growth Index	9.56	5.37	11.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 109,119,920
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 1,122,219
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,119,920
Number of Holdings	54
Net Advisory Fee	$1,122,219
Portfolio Turnover Rate	39%
Weighted Average Market Capitalization	$31.09B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
MSCI, Inc.	4.2%
Vertiv Holdings Co.	3.9%
Equifax, Inc.	3.5%
CBRE Group, Inc.	3.4%
Hilton Worldwide Holdings, Inc.	3.2%
Verisk Analytics, Inc.	3.1%
Procore Technologies, Inc.	2.9%
Veeva Systems, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
Copart, Inc.	2.6%
Sector Breakdown (%)†
[19]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Darren Schryer was added as a co-portfolio manager of the Fund. Concurrently, Messrs. Doug Cartwright and Dave Carlsen ceased serving in that role. Mr. Josh West continues to serve as a co-portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.88%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell Midcap® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up expensive and speculative segments of the mid cap market for much of the past year. Momentum and low quality (e.g., high debt, lower profitability, and volatile earnings) led as investment factors and the Fund’s quality bias and valuation sensitivity remained out of favor overall. Performance compared to the Index was weak within Information Technology and Industrials. Larger investments within Industrials, specifically Copart and Verisk, declined in value as did shares of Gartner and Varonis Systems among the Fund’s Information Technology investments. The portfolio’s exposure to asset-light, data, software or services business models were a drag on performance as the market deemed these business models to be under threat from AI. The Energy sector was an added headwind to relative performance during the end of the 12-month period as the geopolitical conflict in the Middle East caused a significant oil shock and a sharp rally among energy stocks, to which the Fund had no exposure.

Top Contributors
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	e.l.f. Beauty, Inc.
↑	ON Semiconductor Corporation
↑	AMETEK, Inc.

Top Detractors
↓	Gartner, Inc.
↓	Copart, Inc.
↓	Verisk Analytics, Inc.
↓	CoStar Group, Inc.
↓	Kinsale Capital Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Growth Fund Institutional Class	-6.46	-0.73	5.62
Russell 3000 Index	18.09	10.87	13.56
Russell Midcap Growth Index	9.56	5.37	9.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 109,119,920
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 1,122,219
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,119,920
Number of Holdings	54
Net Advisory Fee	$1,122,219
Portfolio Turnover Rate	39%
Weighted Average Market Capitalization	$31.09B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
MSCI, Inc.	4.2%
Vertiv Holdings Co.	3.9%
Equifax, Inc.	3.5%
CBRE Group, Inc.	3.4%
Hilton Worldwide Holdings, Inc.	3.2%
Verisk Analytics, Inc.	3.1%
Procore Technologies, Inc.	2.9%
Veeva Systems, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
Copart, Inc.	2.6%
Sector Breakdown (%)†
[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND PORTFOLIO MANAGER CHANGES
Effective January 2, 2026, Mr. Darren Schryer was added as a co-portfolio manager of the Fund. Concurrently, Messrs. Doug Cartwright and Dave Carlsen ceased serving in that role. Mr. Josh West continues to serve as a co-portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/pdf/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to the Index return over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the Index.
The Fund’s investments in Industrials and Information Technology contributed to positive absolute performance during the period. Shares of Sterling Infrastructure and  MYR Group within Industrials moved sharply higher, while Ciena, Silicon Laboratories, and SiTime were positive contributors to performance within Information Technology. However, weak stock selection among the Fund’s Health Care, Financial, and Consumer Discretionary areas detracted from performance relative to the Index.

Top Contributors
↑	Sterling Infrastructure, Inc.
↑	Ciena Corporation
↑	Ligand Pharmaceuticals, Inc.
↑	Silicon Laboratories, Inc.
↑	MYR Group, Inc.

Top Detractors
↓	Vertex, Inc.
↓	BellRing Brands, Inc.
↓	Baldwin Insurance Group, Inc.
↓	Commvault Systems, Inc.
↓	Intapp, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Small Cap Growth Fund Investor Class	6.11	-6.00	9.45
Russell 3000 Index	18.09	10.87	13.72
Russell 2000 Growth Index	23.58	1.62	9.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 388,529,571
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 4,037,489
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$388,529,571
Number of Holdings	82
Net Advisory Fee	$4,037,489
Portfolio Turnover Rate	37%
Weighted Average Market Capitalization	$6.60B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
Silicon Laboratories, Inc.	3.3%
WisdomTree, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
JBT Marel Corp.	2.5%
MYR Group, Inc.	2.3%
ESCO Technologies, Inc.	2.2%
Option Care Health, Inc.	2.0%
Palomar Holdings, Inc.	2.0%
Advanced Drainage Systems, Inc.	1.9%
Sector Breakdown (%)†
[21]
Updated Prospectus Web Address	https://buffalofunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class, for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/resources/. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund delivered a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 2000® Growth Index (the “Index”).
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to the Index return over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not digestible for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the Index.
The Fund’s investments in Industrials and Information Technology contributed to positive absolute performance during the period. Shares of Sterling Infrastructure and  MYR Group within Industrials moved sharply higher, while Ciena, Silicon Laboratories, and SiTime were positive contributors to performance within Information Technology. However, weak stock selection among the Fund’s Health Care, Financial, and Consumer Discretionary areas detracted from performance relative to the Index.

Top Contributors
↑	Sterling Infrastructure, Inc.
↑	Ciena Corporation
↑	Ligand Pharmaceuticals, Inc.
↑	Silicon Laboratories, Inc.
↑	MYR Group, Inc.

Top Detractors
↓	Vertex, Inc.
↓	BellRing Brands, Inc.
↓	Baldwin Insurance Group, Inc.
↓	Commvault Systems, Inc.
↓	Intapp, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Small Cap Growth Fund Institutional Class	6.22	-5.91	5.28
Russell 3000 Index	18.09	10.87	13.56
Russell 2000 Growth Index	23.58	1.62	7.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/overview/#performance-table for more recent performance information.
Net Assets	$ 388,529,571
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 4,037,489
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$388,529,571
Number of Holdings	82
Net Advisory Fee	$4,037,489
Portfolio Turnover Rate	37%
Weighted Average Market Capitalization	$6.60B

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
Silicon Laboratories, Inc.	3.3%
WisdomTree, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
JBT Marel Corp.	2.5%
MYR Group, Inc.	2.3%
ESCO Technologies, Inc.	2.2%
Option Care Health, Inc.	2.0%
Palomar Holdings, Inc.	2.0%
Advanced Drainage Systems, Inc.	1.9%
Sector Breakdown (%)†
[22]
Updated Prospectus Web Address	https://buffalofunds.com/resources/

[1]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 3/31/26. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.

[13]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
‡	Moody’s is the rating source for the Credit Quality Breakdown Table above. All bond quality ratings are as of 3/31/26. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), such as Moody’s, which evaluates the credit worthiness of an issuer with respect to debt obligations, including specific securities, money market instruments, or other bonds. Ratings are measured on a scale that generally ranges from Aaa (highest grade) to C (lowest grade); ratings are subject to change without notice. An unassigned rating indicates that the debtor was not rated by an NRSRO and should not be interpreted as indicating low quality.

[15]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[17]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[18]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[19]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[21]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
†	The Global Industry Classification Standard (“GICS®”) is used for the sector breakdown. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.